Operating and maintenance costs - Schedule of Operating and maintenance costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Cost Of Sales [Line Items]
Operating and maintenance costs	$ 22,692	$ 19,640	$ 64,086	$ 53,262
Digital currency mining [Member]
Cost Of Sales [Line Items]
Operating and maintenance costs	21,064	18,705	59,560	51,760
High performance computing hosting [Member]
Cost Of Sales [Line Items]
Operating and maintenance costs	$ 1,628	$ 1,189	$ 4,526	$ 1,756